Shareholder Report, Line Graph (Details) 190846_Brown Advisory Global Leaders Fund_Institutional Shares_TSR Annual {Institutional Shares} - USD ($)									12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Oct. 31, 2018	Jun. 30, 2026
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name									Institutional Shares
Accumulated Value	$ 2,378,292	$ 2,033,677	$ 1,725,241	$ 1,416,137	$ 1,734,219	$ 1,255,145	$ 1,163,769	$ 1,000,000	$ 2,339,050
MSCI All Country World Index (ACWI) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI All Country World Index (ACWI)
Accumulated Value	$ 2,122,365	$ 1,826,984	$ 1,530,428	$ 1,313,347	$ 1,558,876	$ 1,119,362	$ 1,096,206	$ 1,000,000	$ 2,624,756